Summary of significant accounting policies (Details)	Sep. 30, 2024
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipmment useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]